UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2017 to June 30, 2017

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
Canada — 2.2%
Canadian Pacific Railway Ltd.	15,900	$2,557

China — 2.0%
Baidu Inc. ADR[1]	13,100	2,343

France — 2.8%
Engie SA	64,103	967
Schneider Electric SE1	30,750	2,363

		3,330

Hong Kong — 5.0%
China Merchants Port Holdings Co. Ltd.	316,500	878
China Mobile Ltd.	328,500	3,486
CNOOC Ltd.	1,394,000	1,526

		5,890

Italy — 1.9%
UniCredit SpA[1]	121,916	2,277

Japan — 8.8%
East Japan Railway Co.	33,800	3,229
Hitachi Ltd.	384,000	2,354
Japan Airlines Co. Ltd.	60,800	1,878
KDDI Corp.	111,700	2,954

		10,415

Netherlands — 2.1%
Akzo Nobel NV	29,071	2,526

South Korea — 4.0%
Samsung Electronics Co. Ltd.	1,049	2,179
SK Telecom Co. Ltd.	10,984	2,554

		4,733

Spain — 1.2%
Merlin Properties Socimi S.A.[2]	109,813	1,387

Switzerland — 7.2%
ABB Ltd.	98,987	2,445
Novartis AG	40,108	3,338
Roche Holding AG	10,557	2,688

		8,471

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
United Kingdom — 19.7%
AstraZeneca PLC	30,605	$2,047
Aviva PLC	332,145	2,275
Barclays PLC	1,174,434	3,101
British American Tobacco PLC	39,620	2,701
GlaxoSmithKline PLC	111,012	2,365
Lloyds Banking Group PLC	1,507,344	1,299
Prudential PLC	127,656	2,928
Royal Dutch Shell PLC, Class B	132,769	3,567
Travis Perkins PLC	72,442	1,373
Vodafone Group PLC	570,171	1,617

		23,273

United States — 36.3%
Advance Auto Parts Inc.	19,700	2,297
Arch Coal Inc.	13,100	895
Bank of America Corp.	54,700	1,327
Citigroup Inc.	74,200	4,962
CSRA Inc.	73,700	2,340
Eli Lilly & Co.	38,526	3,171
Flowserve Corp.	39,333	1,826
Halliburton Co.	62,575	2,673
Microsoft Corp.	46,183	3,183
Oracle Corp.	70,702	3,545
PDC Energy Inc.[1]	59,454	2,563
QUALCOMM Inc.	46,900	2,590
Sabre Corp.	78,700	1,713
Signet Jewelers Ltd.	33,900	2,144
SM Energy Co.	116,525	1,926
UnitedHealth Group Inc.	13,818	2,562
VeriFone Systems Inc.[1]	101,300	1,834
Viacom Inc., Class B	38,800	1,302

		42,853

Total Common Stock
(Cost $103,440) — 93.2%		110,055

PREFERRED STOCK
Germany — 3.8%
Volkswagen AG	29,892	4,553

Total Preferred Stock
(Cost $4,968) — 3.8%		4,553

SCHEDULE OF INVESTMENTS (000)* (concluded)

June 30, 2017 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Short-Term Investments Trust: Government & Agency
Portfolio, Institutional Class, 0.665% **	4,250,823	$4,251

Total Short-Term Investment
(Cost $4,251) — 3.6%		4,251

Total Investments — 100.6%
(Cost $112,659) ‡		118,859

Liabilities in Excess of Other Assets — (0.6)%		(750)

Net Assets — 100.0%		$118,109

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2017.
1	Non-income producing security.
2	Real Estate Investment Trust.

ADR	American Depositary Receipt

‡	At June 30, 2017, the tax basis cost of the Fund’s investments was $112,659 and the unrealized appreciation and depreciation were $11,230 and $(5,030), respectively.

As of June 30, 2017, all of the Fund’s investments were considered Level 1 in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. Changes in the classification between Levels 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market–based inputs in place of closing exchange prices due to events occurring after foreign market closures. At June 30, 2017, securities with a value of $57,249, which represented 48.5% of the net assets of the Fund, transferred from Level 2 to Level 1 since the prior fiscal year end, primarily due to market movements following the close of local trading that triggered the fair valuation of certain securities at the beginning of the period and did not trigger fair valuation at the end of the period. At June 30, 2017, there were no transfers from Level 1 to Level 2 investments in securities.

At June 30, 2017, there were no transfers into Level 3 investments in securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1900

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2017

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2017